Shareholders' Equity (Details) - Schedule of consolidated statements of profit or loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pre-share consolidation [Member]
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$ (0.37)	$ (0.31)	$ (0.18)
Weighted average number of shares used in computation:
Basic and diluted	$ 49,605,434	$ 17,537,238	$ 17,224,232
Adjustments [Member]
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$ (14.6)	$ (11.59)	$ (7.08)
Weighted average number of shares used in computation:
Basic and diluted	$ (48,365,582)	$ (17,076,519)	$ (16,793,851)
Post-share consolidation [Member]
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$ (14.97)	$ (11.9)	$ (7.26)
Weighted average number of shares used in computation:
Basic and diluted	$ 1,239,852	$ 460,719	$ 430,381